Note 13 - Condensed Consolidated Guarantor Financial Statements (Details) - Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Cash flow provided by (used in) operating activities	$ 1,271,848	$ (4,053,900)	$ (1,397,639)	$ (1,492,460)
Cash flow provided by (used in) investing activities	1,191,774	(778,885)	(5,274,543)	(13,981,898)
Cash flow provided by (used in) financing activities	(1,036,191)	4,320,252	6,209,397	17,155,177
CHANGE IN CASH	1,427,431	(512,533)	(462,785)	1,680,819
CASH, beginning of period	1,302,857	1,765,642	1,765,642	84,823
CASH, end of period	2,730,288	1,253,109	1,302,857	1,765,642
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flow provided by (used in) operating activities				(2,804,511)
Cash flow provided by (used in) investing activities				2,804,511
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flow provided by (used in) operating activities	2,008,187	(5,383,344)	(7,952,679)	(10,590,176)
Cash flow provided by (used in) investing activities	(122,000)		(10,000)	(88,653)
Cash flow provided by (used in) financing activities	(506,969)	4,141,795	6,395,278	12,830,888
CHANGE IN CASH	1,379,218	(1,241,549)	(1,567,401)	2,152,059
CASH, beginning of period	1,480,914	3,048,315	3,048,315	30,714
CASH, end of period	2,860,160	1,806,767	1,480,914	3,048,315
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flow provided by (used in) operating activities	1,046,487	1,024,452	4,916,135	2,114,221
Cash flow provided by (used in) investing activities	(530,259)	(778,885)	(4,422,491)	(6,955,026)
Cash flow provided by (used in) financing activities	(463,075)	484,889	611,230	4,324,289
CHANGE IN CASH	53,153	730,456	1,104,874	(516,516)
CASH, beginning of period	(223,185)	(1,328,059)	(1,328,059)	54,000
CASH, end of period	(170,030)	(597,603)	(223,185)	(1,328,059)
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flow provided by (used in) operating activities	(1,782,826)	304,992	1,638,905	9,788,006
Cash flow provided by (used in) investing activities	1,844,033		(842,052)	(9,742,730)
Cash flow provided by (used in) financing activities	(66,147)	(306,432)	(797,111)
CHANGE IN CASH	(4,940)	(1,440)	(258)	45,276
CASH, beginning of period	45,128	45,386	45,386	109
CASH, end of period	40,158	43,945	45,128	45,386
Consolidated Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flow provided by (used in) operating activities	1,271,848	(4,053,900)	(1,397,639)	(1,492,460)
Cash flow provided by (used in) investing activities	1,191,774	(778,885)	(5,274,543)	(13,981,898)
Cash flow provided by (used in) financing activities	(1,036,191)	4,320,252	6,209,397	17,155,177
CHANGE IN CASH	1,427,431	(512,533)	(462,785)	1,680,819
CASH, beginning of period	1,302,857	1,765,642	1,765,642	84,823
CASH, end of period	$ 2,730,288	$ 1,253,109	$ 1,302,857	$ 1,765,642